OTHER LONG-TERM LIABILITIES (Restated) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other long-term liabilities:
Pension obligations	$ 36,279	$ 38,670
Guarantees issued to Golar Partners	16,493	19,271
Other	1,308	1,849
Other long-term liabilities	$ 54,080	$ 59,790